Income Taxes (GGLG PROPERTIES PTY. LTD)	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020
GGLG PROPERTIES PTY. LTD. [Member]
Income Taxes

NOTE 11 – INCOME TAXES

The Company provides for income taxes under ASC 740, “Income Taxes. ASC 740 requires the use of an asset and liability approach in accounting for income taxes. Deferred tax assets and liabilities are recorded based on the differences between the financial statement and tax basis of assets and liabilities and the tax rates in effect when these differences are expected to reverse. It also requires the reduction of deferred tax assets by a valuation allowance if, based on the weight of available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

The Company is subject to the tax laws of the Australia at range from 27.5% to 30.0%. There is no taxation during the financial period ended December 31, 2020 and 2019.

NOTE 10 – INCOME TAXES

The Company provides for income taxes under ASC 740, “Income Taxes. ASC 740 requires the use of an asset and liability approach in accounting for income taxes. Deferred tax assets and liabilities are recorded based on the differences between the financial statement and tax basis of assets and liabilities and the tax rates in effect when these differences are expected to reverse. It also requires the reduction of deferred tax assets by a valuation allowance if, based on the weight of available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

The Company is subject to the tax laws of the Australia at range from 27.5% to 30.0%. There is no taxation during the financial year ended June 30, 2020 and 2019.